Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 203,836	$ 200,482
Deferred tax assets are recognized	$ 0	$ 0
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carryforwards expiration year period	2043
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 219,311
Non-capital loss carryforwards expiration year period	between 2029 and 2037
Expiring between 2042 - 2043 [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 5,488
Expires between 2029 and 2037 [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	38,756
No expiration [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 180,555